Assets Held for Sale - Additional Information (Detail) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended			1 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012 Rigs	Sep. 30, 2013 Rigs	Sep. 30, 2012	Dec. 31, 2012 Rigs	Dec. 31, 2011	Dec. 31, 2010	Nov. 07, 2013 Subsequent Event [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member]	Sep. 30, 2012 Kazakhstan [Member]	Dec. 31, 2012 Rig [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	$ 7,485,000			$ 7,485,000		$ 6,800,000	$ 5,315,000			$ 11,550,000	$ 6,400,000	$ 5,300,000
Number of Land Rigs classification assets held for sale			2	2		5
Number of Land Rigs impacting assets held for sale in future				3		3
Received in down payment and deposits						1,600,000
Non-cash write-down of assets	900,000
Gain on disposition of assets, net	1,094,000		606,000	2,759,000	2,466,000	1,974,000	3,659,000	4,620,000	100,000
Additional depreciation recorded during period		$ 700,000